Borrowings (Schedule Of Borrowings) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Total Borrowings	$ 1,451	$ 1,446	$ 1,402
Less: Current Portion	452	2	251
Long-Term Portion	999	1,444	1,151
4.125% Senior Notes, Due 2012 [Member]
Debt Instrument [Line Items]
Senior Notes			250
Senior Notes, Maturity Year		2012	2012
Fixed Interest Rate	4.125%	4.125%	4.125%
Effective Rate		4.52%	4.52%
5.125% Senior Notes, Due 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	449	448	448
Senior Notes, Maturity Year	2014	2014	2014
Unamortized Discount on Senior Notes	1.5	1.8	1.8
Fixed Interest Rate	5.125%	5.125%	5.125%
Effective Rate	5.49%	5.49%	5.49%
6.375% Senior Notes, Due 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	689	689	691
Senior Notes, Maturity Year	2019	2019	2019
Unamortized Discount on Senior Notes	10.6	11.0	11.0
Fixed Interest Rate	6.375%	6.375%	6.375%
Effective Rate	6.69%	6.69%	6.69%
3.300% Senior Notes, Due 2023 [Member]
Debt Instrument [Line Items]
Senior Notes	298	298
Senior Notes, Maturity Year	2023	2023	2023
Unamortized Discount on Senior Notes	2.1	2.2	2.2
Fixed Interest Rate	3.30%	3.30%	3.30%
Effective Rate	3.39%	3.39%	3.39%
Euro Denominated Debt, Due In Varying Installments Through 2020 [Member]
Debt Instrument [Line Items]
Denominated Debt	11	11	12
Senior Notes, Maturity Year	2020	2020	2020
Average interest rate	3.52%	3.53%	3.53%
Other Obligations; Due In Varying Installments 2014 [Member]
Debt Instrument [Line Items]
Other Obligations	4	0	1
Senior Notes, Maturity Year	2017	2014	2014
Unamortized Discount on Senior Notes	$ 1.0
Average interest rate	7.44%	12.43%	8.54%